TRADE RECEIVABLES AND OTHER CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure Trade Receivables and Other Current Assets [Abstract]
Schedule of Trade Receivables and Other Current Assets
The company’s trade receivables and other current assets as at December 31 are as follows:

(MILLIONS)	2025	2024
Trade receivables	$532	$462
Collateral deposits(1)	150	196
Other short-term receivables	94	65
Income tax receivables	68	37
Short term deposits and advances	60	88
Prepaids and other	56	50
Inventory	32	35
	$992	$933
(1)    Collateral deposits are related to energy derivative contracts the company enters into in order to mitigate the exposure to wholesale market electricity prices on the future sale of uncontracted generation as part of the company’s risk management strategy.